Intangible assets and Goodwill - Schedule of rollforward (Details) - GBP (£) £ in Thousands		12 Months Ended
	Aug. 18, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance		£ 42,315
Amortisation of intangible assets		4,645	£ 1,903	£ 23
Ending balance		39,923	42,315
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance		5,985	173
Additions on Acquisition			5,887
Foreign Currency Translation		336	(75)
Ending balance		6,321	5,985	173
Acquired IP
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance		36,204
Ending balance		33,457	36,204
Computer Software
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance		21
Ending balance		55	21
Patents
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance		105
Ending balance		90	105
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance		44,287	408
Additions		53	2,556
Additions on Acquisition			41,965
Foreign Currency Translation		2,391	(642)
Ending balance		46,731	44,287	408
Cost | Acquired IP
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance		38,054	0
Additions		0	2,543
Additions on Acquisition	£ 36,078		36,078
Foreign Currency Translation		2,055	(567)
Ending balance		40,109	38,054	0
Cost | Computer Software
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance		98	85
Additions		53	13
Additions on Acquisition			0
Foreign Currency Translation		0	0
Ending balance		151	98	85
Cost | Patents
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance		150	150
Additions		0	0
Additions on Acquisition			0
Foreign Currency Translation		0	0
Ending balance		150	150	150
Accumulated Amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance		(1,972)	(96)
Foreign Currency Translation		191	(27)
Ending balance		(6,808)	(1,972)	(96)
Accumulated Amortization | R&D expenses
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Amortisation of intangible assets		(4,642)	(1,892)
Accumulated Amortization | G&A expenses
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Amortisation of intangible assets		(3)	(11)
Accumulated Amortization | Acquired IP
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance		(1,850)	0
Foreign Currency Translation		191	(27)
Ending balance		(6,652)	(1,850)	0
Accumulated Amortization | Acquired IP | R&D expenses
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Amortisation of intangible assets		(4,611)	(1,877)
Accumulated Amortization | Acquired IP | G&A expenses
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Amortisation of intangible assets		0	0
Accumulated Amortization | Computer Software
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance		(77)	(66)
Foreign Currency Translation		0	0
Ending balance		(96)	(77)	(66)
Accumulated Amortization | Computer Software | R&D expenses
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Amortisation of intangible assets		(16)	0
Accumulated Amortization | Computer Software | G&A expenses
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Amortisation of intangible assets		(3)	(11)
Accumulated Amortization | Patents
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance		(45)	(30)
Foreign Currency Translation		0	0
Ending balance		(60)	(45)	£ (30)
Accumulated Amortization | Patents | R&D expenses
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Amortisation of intangible assets		(15)	(15)
Accumulated Amortization | Patents | G&A expenses
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Amortisation of intangible assets		£ 0	£ 0